Derivative liabilities - Movements related to the warrants (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025	Aug. 31, 2025
Derivative liabilities
Change in estimate of fair value	$ 400,489	$ (24,931)	$ 3,312,380	$ 2,216,128
Warrant issued
Derivative liabilities
Opening balance			125,227	22,655	$ 22,655
Additions			2,867,806		2,215,564
Change in estimate of fair value			(2,944,965)		(2,181,781)
Currency translation			(7,417)		68,789
Closing balance	40,651		40,651		$ 125,227
Gain (loss) from valuation of derivative financial instruments	$ 391,897	$ (15,484)	$ 2,944,965	$ 998,595